                       REPORT OF INDEPENDENT AUDITORS

                       To the Shareholders of AIM Blue Chip Fund
                       And Board of Trustees of AIM Equity Funds:

                       We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio AIM Equity Funds), including the schedule of investments, as of October 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended October 31, 2000, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those statements and financial highlights.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund at October 31, 2001, and the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                       /s/ ERNST & YOUNG LLP

                       Houston, Texas
                       December 10, 2001

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees
AIM Equity Funds:

We have audited the accompanying statement of changes in net assets of AIM Blue Chip Fund (a portfolio of AIM Equity Funds) for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets of AIM Blue Chip Fund for the year ended October 31, 2000 and the financial highlights for each of the periods in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

December 6, 2000
Houston, Texas

SCHEDULE OF INVESTMENTS
October 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.06%

ADVERTISING-0.52%

Interpublic Group of Cos., Inc. (The)           1,000,000   $   22,450,000
==========================================================================

AEROSPACE & DEFENSE-1.37%

General Dynamics Corp.                            300,000       24,480,000
--------------------------------------------------------------------------
United Technologies Corp.                         650,000       35,028,500
==========================================================================
                                                                59,508,500
==========================================================================

ALUMINUM-0.65%

Alcoa Inc.                                        875,000       28,236,250
==========================================================================

BANKS-2.24%

Fifth Third Bancorp                             1,000,000       56,420,000
--------------------------------------------------------------------------
Wells Fargo & Co.                               1,050,000       41,475,000
==========================================================================
                                                                97,895,000
==========================================================================

BIOTECHNOLOGY-1.66%

Amgen Inc.(a)                                   1,275,000       72,445,500
==========================================================================

COMPUTER HARDWARE-2.00%

Dell Computer Corp.(a)                            450,000       10,791,000
--------------------------------------------------------------------------
International Business Machines Corp.             460,000       49,712,200
--------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                       2,650,000       26,897,500
==========================================================================
                                                                87,400,700
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.28%

EMC Corp.(a)                                    1,000,000       12,320,000
==========================================================================

DATA PROCESSING SERVICES-2.40%

First Data Corp.                                1,000,000       67,570,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                 1,000,000       37,190,000
==========================================================================
                                                               104,760,000
==========================================================================

DEPARTMENT STORES-0.51%

Kohl's Corp.(a)                                   400,000       22,244,000
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-12.51%

Citigroup Inc.                                  3,625,000      165,010,000
--------------------------------------------------------------------------
Fannie Mae                                      1,150,000       93,104,000
--------------------------------------------------------------------------
Freddie Mac                                     1,150,000       77,993,000
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         2,125,000       75,140,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       1,450,000       63,379,500
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                1,450,000       70,934,000
==========================================================================
                                                               545,560,500
==========================================================================

DRUG RETAIL-0.48%

Walgreen Co.                                      650,000       21,047,000
==========================================================================

ELECTRIC UTILITIES-1.31%

Calpine Corp.(a)                                  600,000       14,850,000
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
ELECTRIC UTILITIES-(CONTINUED)

Duke Energy Corp.                               1,100,000   $   42,251,000
==========================================================================
                                                                57,101,000
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.76%

Sanmina Corp.(a)                                2,200,000       33,308,000
==========================================================================

FOOD DISTRIBUTORS-1.08%

SYSCO Corp.                                     1,950,000       47,014,500
==========================================================================

FOOD RETAIL-1.19%

Safeway Inc.(a)                                 1,250,000       52,062,500
==========================================================================

GAS UTILITIES-0.84%

El Paso Corp.                                     750,000       36,795,000
==========================================================================

GENERAL MERCHANDISE STORES-4.09%

Costco Wholesale Corp.(a)                         500,000       18,915,000
--------------------------------------------------------------------------
Target Corp.                                    1,575,000       49,061,250
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           2,150,000      110,510,000
==========================================================================
                                                               178,486,250
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.31%

Cardinal Health, Inc.                             850,000       57,043,500
==========================================================================

HEALTH CARE EQUIPMENT-2.51%

Baxter International Inc.                         900,000       43,533,000
--------------------------------------------------------------------------
Medtronic, Inc.                                 1,450,000       58,435,000
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          250,000        7,727,500
==========================================================================
                                                               109,695,500
==========================================================================

HEALTH CARE FACILITIES-1.27%

HCA Inc.                                        1,400,000       55,524,000
==========================================================================

HOME IMPROVEMENT RETAIL-2.24%

Home Depot, Inc. (The)                          2,550,000       97,486,500
==========================================================================

HOUSEHOLD PRODUCTS-1.15%

Colgate-Palmolive Co.                             875,000       50,330,000
==========================================================================

INDUSTRIAL CONGLOMERATES-8.04%

General Electric Co.                            5,850,000      212,998,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,800,000      137,592,000
==========================================================================
                                                               350,590,500
==========================================================================

INDUSTRIAL GASES-0.64%

Air Products & Chemicals, Inc.                    700,000       28,028,000
==========================================================================

INTEGRATED OIL & GAS-3.71%

Exxon Mobil Corp.                               3,625,000      143,006,250
--------------------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR (Netherlands)       375,000       18,941,250
==========================================================================
                                                               161,947,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

INTEGRATED TELECOMMUNICATION SERVICES-2.06%

BellSouth Corp.                                   625,000   $   23,125,000
--------------------------------------------------------------------------
SBC Communications Inc.                         1,750,000       66,692,500
==========================================================================
                                                                89,817,500
==========================================================================

MANAGED HEALTH CARE-0.95%

UnitedHealth Group Inc.                           630,000       41,422,500
==========================================================================

MOVIES & ENTERTAINMENT-3.23%

AOL Time Warner Inc.(a)                         3,000,000       93,630,000
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                          1,300,000       47,463,000
==========================================================================
                                                               141,093,000
==========================================================================

MULTI-LINE INSURANCE-3.02%

American International Group, Inc.              1,675,000      131,655,000
==========================================================================

MULTI-UTILITIES-0.78%

Dynegy Inc.-Class A                               750,000       26,925,000
--------------------------------------------------------------------------
Enron Corp.                                       500,000        6,950,000
==========================================================================
                                                                33,875,000
==========================================================================

NETWORKING EQUIPMENT-2.37%

Cisco Systems, Inc.(a)                          6,100,000      103,212,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.11%

Halliburton Co.                                   925,000       22,838,250
--------------------------------------------------------------------------
Schlumberger Ltd.                                 525,000       25,420,500
==========================================================================
                                                                48,258,750
==========================================================================

PHARMACEUTICALS-12.90%

Abbott Laboratories                               550,000       29,139,000
--------------------------------------------------------------------------
Allergan, Inc.                                  1,050,000       75,379,500
--------------------------------------------------------------------------
American Home Products Corp.                      650,000       36,289,500
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                        1,275,000       68,148,750
--------------------------------------------------------------------------
Johnson & Johnson                               1,775,000      102,790,250
--------------------------------------------------------------------------
Pfizer Inc.                                     4,000,000      167,600,000
--------------------------------------------------------------------------
Pharmacia Corp.                                   725,000       29,377,000
--------------------------------------------------------------------------
Schering-Plough Corp.                           1,450,000       53,911,000
==========================================================================
                                                               562,635,000
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.45%

ACE Ltd. (Bermuda)                                290,000       10,222,500
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                 110,000        9,554,600
==========================================================================
                                                                19,777,100
==========================================================================

RAILROADS-0.45%

Canadian National Railroad Co. (Canada)           500,000       19,800,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

SEMICONDUCTOR EQUIPMENT-2.29%

Applied Materials, Inc.(a)                      1,550,000   $   52,870,500
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                             1,150,000       46,989,000
==========================================================================
                                                                99,859,500
==========================================================================

SEMICONDUCTORS-4.00%

Altera Corp.(a)                                 1,000,000       20,200,000
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                           800,000       30,400,000
--------------------------------------------------------------------------
Intel Corp.                                     1,500,000       36,630,000
--------------------------------------------------------------------------
Linear Technology Corp.                           300,000       11,640,000
--------------------------------------------------------------------------
Texas Instruments Inc.                          1,550,000       43,384,500
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                 1,050,000       31,941,000
==========================================================================
                                                               174,195,500
==========================================================================

SOFT DRINKS-1.31%

PepsiCo, Inc.                                   1,175,000       57,234,250
==========================================================================

SPECIALTY STORES-0.46%

Bed Bath & Beyond Inc.(a)                         800,000       20,048,000
==========================================================================

SYSTEMS SOFTWARE-5.10%

Microsoft Corp.(a)                              2,300,000      133,745,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 3,600,000       48,816,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,400,000       39,732,000
==========================================================================
                                                               222,293,000
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.85%

Nokia Oyj-ADR (Finland)                         1,800,000       36,918,000
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.97%

Vodafone Group PLC-ADR (United Kingdom)         1,825,000       42,194,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,063,887,651)                        4,233,568,300
==========================================================================

MONEY MARKET FUNDS-3.09%

STIC Liquid Assets Portfolio(b)                67,493,023       67,493,023
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        67,493,023       67,493,023
==========================================================================
    Total Money Market Funds (Cost
      $134,986,046)                                            134,986,046
==========================================================================
TOTAL INVESTMENTS-100.15% (Cost
  $4,198,873,697)                                            4,368,554,346
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                           (6,650,271)
==========================================================================
NET ASSETS-100.00%                                          $4,361,904,075
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:

Investments, at market value (cost
  $4,198,873,697)*                             $4,368,554,346
-------------------------------------------------------------
Foreign currencies, at value (cost $2,940)              2,828
-------------------------------------------------------------
Receivables for:
  Investments sold                                  5,701,080
-------------------------------------------------------------
  Fund shares sold                                  3,693,825
-------------------------------------------------------------
  Dividends and interest                            2,884,682
-------------------------------------------------------------
Investment for deferred compensation plan              65,489
-------------------------------------------------------------
Collateral for securities loaned                  140,006,800
-------------------------------------------------------------
Other assets                                           50,271
=============================================================
    Total assets                                4,520,959,321
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,438,635
-------------------------------------------------------------
  Fund shares reacquired                           11,623,593
-------------------------------------------------------------
  Deferred compensation plan                           65,489
-------------------------------------------------------------
  Collateral upon return of securities loaned     140,006,800
-------------------------------------------------------------
Accrued distribution fees                           3,960,564
-------------------------------------------------------------
Accrued trustees' fees                                  2,915
-------------------------------------------------------------
Accrued transfer agent fees                         1,596,362
-------------------------------------------------------------
Accrued operating expenses                            360,888
=============================================================
    Total liabilities                             159,055,246
=============================================================
Net assets applicable to shares outstanding    $4,361,904,075
_____________________________________________________________
=============================================================

NET ASSETS:

Class A                                        $2,067,602,167
_____________________________________________________________
=============================================================
Class B                                        $1,806,464,028
_____________________________________________________________
=============================================================
Class C                                        $  487,837,880
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                           184,210,827
_____________________________________________________________
=============================================================
Class B                                           166,113,892
_____________________________________________________________
=============================================================
Class C                                            44,862,086
_____________________________________________________________
=============================================================
Class A:
  Net asset value per share                    $        11.22
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.22 divided by
      94.50%)                                  $        11.87
_____________________________________________________________
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        10.87
_____________________________________________________________
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        10.87
_____________________________________________________________
=============================================================

* At October 31, 2001, securities with an aggregate market value of $133,915,521 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended October 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $287,888)                                   $    42,874,285
-------------------------------------------------------------
Dividends from affiliated money market funds       12,134,556
-------------------------------------------------------------
Interest                                              166,170
-------------------------------------------------------------
Security lending income                               245,142
=============================================================
    Total investment income                        55,420,153
=============================================================

EXPENSES:

Advisory fees                                      35,318,225
-------------------------------------------------------------
Administrative services fees                          331,400
-------------------------------------------------------------
Custodian fees                                        318,803
-------------------------------------------------------------
Distribution fees -- Class A                        9,264,516
-------------------------------------------------------------
Distribution fees -- Class B                       23,065,985
-------------------------------------------------------------
Distribution fees -- Class C                        6,273,129
-------------------------------------------------------------
Transfer agent fees -- Class A                      6,703,381
-------------------------------------------------------------
Transfer agent fees -- Class B                      6,041,346
-------------------------------------------------------------
Transfer agent fees -- Class C                      1,643,032
-------------------------------------------------------------
Trustees' fees                                         29,498
-------------------------------------------------------------
Other                                               1,943,980
=============================================================
    Total expenses                                 90,933,295
=============================================================
Less: Fees waived                                    (153,216)
-------------------------------------------------------------
    Expenses paid indirectly                          (97,797)
=============================================================
    Net expenses                                   90,682,282
=============================================================
Net investment income (loss)                      (35,262,129)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (875,677,465)
-------------------------------------------------------------
  Foreign currencies                                     (168)
-------------------------------------------------------------
  Futures contracts                                  (102,691)
=============================================================
                                                 (875,780,324)
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (1,586,303,937)
-------------------------------------------------------------
  Foreign currencies                                    6,224
=============================================================
                                               (1,586,297,713)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts     (2,462,078,037)
=============================================================
Net increase (decrease) in net assets
  resulting from operations                   $(2,497,340,166)
_____________________________________________________________
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended October 31, 2001 and 2000

                                                                   2001               2000
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (35,262,129)   $  (38,897,346)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and options
    contracts                                                    (875,780,324)     (192,471,545)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and options contracts                            (1,586,297,713)      713,644,598
===============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (2,497,340,166)      482,275,707
===============================================================================================
Share transactions-net:
  Class A                                                          81,644,114       608,764,340
-----------------------------------------------------------------------------------------------
  Class B                                                          98,738,160       660,832,200
-----------------------------------------------------------------------------------------------
  Class C                                                          49,072,979       337,243,562
===============================================================================================
    Net increase (decrease) in net assets                      (2,267,884,913)    2,089,115,809
===============================================================================================

NET ASSETS:

  Beginning of year                                             6,629,788,988     4,540,673,179
===============================================================================================
  End of year                                                 $ 4,361,904,075    $6,629,788,988
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 5,301,981,761    $5,107,761,635
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (133,954)         (106,761)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    options contracts                                          (1,109,616,802)     (233,836,669)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            169,673,070     1,755,970,783
===============================================================================================
                                                              $ 4,361,904,075    $6,629,788,988
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. On October 31, 2001, undistributed net investment income (loss) was increased by $35,234,936, undistributed net realized gains increased by $191 and paid in capital decreased by $35,235,127 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund's capital loss carryforward of $1,058,100,548 is broken down by expiration date as follows:

     CAPITAL
LOSS CARRYFORWARD     EXPIRATION
-----------------  ----------------
 $   38,614,683    October 31, 2007
===================================
    185,511,022    October 31, 2008
===================================
    833,974,843    October 31, 2009
===================================
 $1,058,100,548
___________________________________
===================================

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes, based on relative net assets.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Effective July 1, 2001 AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended October 31, 2001, AIM waived fees of $153,216.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2001, AIM was paid $331,400 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2001, AFS was paid $7,316,456 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended October 31, 2001, the

Class A, Class B and Class C shares paid AIM Distributors $9,264,516, $23,065,985 and $6,273,129, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,579,184 from sales of the Class A shares of the Fund during the year ended October 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 2001, AIM Distributors received $251,600 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 2001, the Fund paid legal fees of $11,278 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended October 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $97,051 and reductions in custodian fees of $746 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $97,797.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended October 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-PORTFOLIO SECURITIES LOANED
  The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At October 31, 2001, securities with an aggregate value of $133,915,521 were on loan to brokers. The loans were secured by cash collateral of $140,006,800 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market fund. For the year ended October 31, 2001, the Fund received fees of $245,142 for securities lending.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 2001 was $2,188,599,269 and $1,644,779,358, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of October 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 493,198,321
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (375,033,298)
=========================================================
Net unrealized appreciation of
  investment securities                     $ 118,164,393
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $4,250,389,953.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended October 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
                                                              -----------    -------------    -----------    --------------
Sold:
  Class A                                                      59,896,009    $ 859,547,781    148,715,420    $1,263,107,272
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      38,414,696      544,596,082    129,401,524       992,150,930
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      15,458,538      219,941,831     37,286,271       429,625,653
===========================================================================================================================
Reacquired:
  Class A                                                     (58,620,165)    (777,903,667)   (15,253,996)     (654,342,932)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (35,112,835)    (445,857,922)    (8,016,409)     (331,318,730)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (13,300,112)    (170,868,852)    (2,250,850)      (92,382,091)
===========================================================================================================================
                                                                6,736,131    $ 229,455,253    289,881,960    $1,606,840,102
___________________________________________________________________________________________________________________________
===========================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A(a)
                                                              ----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------------
                                                                 2001        2000(b)         1999        1998(b)      1997(b)
                                                              ----------    ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    17.29    $    15.49    $    12.05    $    10.32    $   8.69
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)        (0.05)         0.01          0.04        0.06
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.03)         1.85          3.47          1.92        2.31
==============================================================================================================================
    Total from investment operations                               (6.07)         1.80          3.48          1.96        2.37
==============================================================================================================================
Less distributions:
  Dividends from net investment income                                --            --         (0.01)        (0.02)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --            --         (0.03)        (0.21)      (0.72)
==============================================================================================================================
    Total distributions                                               --            --         (0.04)        (0.23)      (0.74)
==============================================================================================================================
Net asset value, end of period                                $    11.22    $    17.29    $    15.49    $    12.05    $  10.32
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                   (35.11)%       11.60%        29.01%        19.36%      29.68%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,067,602    $3,163,453    $2,299,551    $1,085,648    $498,178
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.28%(d)      1.19%         1.19%         1.22%       1.31%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.28%(d)      1.19%         1.19%         1.22%       1.32%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.29)%(d)    (0.31)%        0.03%        0.33%       0.50%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                               31%           22%           22%           27%         43%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include sales charges.
(d)  Ratios are based on average daily net assets of $2,647,004,665.

                                                                                        CLASS B(a)
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                 2001        2000(b)       1999(b)        1998      1997(b)
                                                              ----------    ----------    ----------    --------    --------
Net asset value, beginning of period                          $    16.87    $    15.22    $    11.91    $  10.25    $   8.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.13)        (0.17)        (0.10)      (0.04)      (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (5.87)         1.82          3.44        1.91        2.30
============================================================================================================================
    Total from investment operations                               (6.00)         1.65          3.34        1.87        2.29
============================================================================================================================
Less distributions:
  Dividends from net investment income                                --            --            --          --       (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --            --         (0.03)      (0.21)      (0.72)
============================================================================================================================
Net asset value, end of period                                $    10.87    $    16.87    $    15.22    $  11.91    $  10.25
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   (35.57)%       10.87%        28.08%      18.52%      28.81%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,806,464    $2,746,149    $1,891,171    $745,862    $264,337
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.94%(d)      1.88%         1.91%       1.94%       2.10%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.94%(d)      1.88%         1.91%       1.94%       2.12%
============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.94)%(d)    (1.00)%       (0.68)%     (0.38)%     (0.28)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                               31%           22%           22%         27%         43%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c)  Does not include contingent deferred sales charges.
(d)  Ratios are based on average daily net assets of $2,306,598,522.

                                                                                          CLASS C(a)
                                                             --------------------------------------------------------------------
                                                                                                               AUGUST 4, 1997
                                                                       YEAR ENDED OCTOBER 31,              (DATE SALES COMMENCED)
                                                             ------------------------------------------        TO OCTOBER 31,
                                                              2001      2000 (b)    1999(b)     1998(b)           1997(b)
                                                             -------    --------    --------    -------    ----------------------
Net asset value, beginning of period                         $ 16.86    $  15.21    $  11.91    $ 10.25            $10.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.13)      (0.17)      (0.10)     (0.04)               --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (5.86)       1.82        3.43       1.91             (0.32)
=================================================================================================================================
    Total from investment operations                           (5.99)       1.65        3.33       1.87             (0.32)
=================================================================================================================================
Less distributions from net realized gains                        --          --       (0.03)     (0.21)               --
=================================================================================================================================
Net asset value, end of period                               $ 10.87    $  16.86    $  15.21    $ 11.91            $10.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               (35.53)%     10.82%      28.09%     18.52%            (3.06)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $487,838    $720,186    $349,951    $87,554            $3,947
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              1.94%(d)    1.88%       1.90%      1.94%             2.10%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           1.94%(d)    1.88%       1.90%      1.94%             2.12%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.94)%(d)  (1.00)%     (0.68)%    (0.38)%           (0.28)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           31%         22%         22%        27%               43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $627,312,890.
(e)  Annualized.